Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		¥ (395,165)	$ (56,763)	¥ (926,950)	¥ (918,714)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		2,970	427	3,851	288,763
Loss from investment in subsidiaries		136	20	(1,710)	4,890
Prepaid expenses and other current assets		(39,769)	(5,712)	(92,291)	(30,222)
Other non-current assets		3,446	495	(4,286)	(7,480)
Accrued expenses and other current liabilities		25,216	3,622	214,697	164,245
Net cash generated from/(used in) operating activities		(533,547)	(76,638)	180,543	819,538
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(2,108,820)	(302,913)	(4,352,103)	(2,139,097)
Proceeds from maturity of short-term investments		2,905,788	417,390	3,708,810	1,931,027
Loan to employees		(33,085)	(4,752)
Net cash (used in) / generated from investing activities		729,546	104,794	(1,186,721)	(615,895)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties				253,672	7,944
Proceeds from initial public offering, Net of issuance cost of 80,128	¥ 1,109,517			1,109,517
Capital contribution from Series B and B+ convertible redeemable preferred shareholders					732,709
Net cash generated from / (used in) financing activities		(64,150)	(9,214)	1,587,343	341,472
Effect of exchange rate changes		21,567	3,095	108,186	(8,759)
Net increase in cash and cash equivalents		153,416	22,037	689,351	536,356
Cash and cash equivalents at beginning of the year		1,248,810	179,380	559,459	23,103
Cash and cash equivalents at end of the year		1,402,226	201,417	1,248,810	559,459
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(394,817)	(56,713)	(926,886)	(918,714)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		2,970	427	3,851	288,763
Loss from investment in subsidiaries		413,496	59,395	1,032,235	813,313
Amounts due to subsidiaries		(398,587)	(57,253)	(185,537)	(751,735)
Prepaid expenses and other current assets		18,032	2,594	(19,276)
Other non-current assets		(3,394)	(488)	11,228
Accrued expenses and other current liabilities		1,531	220	4,231	75
Net cash generated from/(used in) operating activities		(360,769)	(51,818)	(80,154)	(568,298)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments				(814,539)
Proceeds from maturity of short-term investments		436,228	62,660	396,852
Loan to employees		(26,849)	(3,857)
Net cash (used in) / generated from investing activities		409,379	58,803	(417,687)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties				245,654
Payment for share repurchase		(31,650)	(4,546)	(33,971)
Proceeds from initial public offering, Net of issuance cost of 80,128				1,109,517
Capital contribution from Series B and B+ convertible redeemable preferred shareholders					732,709
Net cash generated from / (used in) financing activities		(31,650)	(4,546)	1,321,200	732,709
Effect of exchange rate changes		21,567	3,095	107,510	(8,759)
Net increase in cash and cash equivalents		38,527	5,534	930,869	155,652
Cash and cash equivalents at beginning of the year		1,086,521	156,069	155,652
Cash and cash equivalents at end of the year		¥ 1,125,048	$ 161,603	¥ 1,086,521	¥ 155,652